UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902

13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Ted Weschler
Title:    Managing Member
Phone:    (434) 297-0811

Signature, Place and Date of Signing:


/s/ R. Ted Weschler          Charlottesville, VA                    08/14/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $1,169,241
                                        (thousands)

List of Other Included Managers:

1. Peninsula Investment Partners, LP

2. Peninsula Capital Appreciation, LLC, General Partner of Peninsula Investment Partners, LP

                                                     FORM 13F INFORMATION TABLE
                              TITLE OF                VALUE     SHRS OR    SH/ PUT/   INVESTMENT       OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION       MNGRS   SOLE SHARED     NONE
DAVITA INC                      COM      23918K108   248,500     5,000,000 SH         SHARED-DEFINED   1,2          5,000,000
DIRECTV GROUP INC               COM      25459L106   198,000    12,000,000 SH         SHARED-DEFINED   1,2         12,000,000
ECHOSTAR COMMUNICATIONS NEW     CL A     278762109   169,455     5,500,000 SH         SHARED-DEFINED   1,2          5,500,000
FIRST AVE NETWORKS INC          COM      31865X106    73,011     6,710,550 SH         SHARED-DEFINED   1,2          6,710,550
NEWS CORP                       CL A     65248E104    35,291     1,840,000 SH         SHARED-DEFINED   1,2          1,840,000
PEGASUS COMMUNICATIONS CORP   CL A NEW   705904605    16,620     6,715,000 SH         SHARED-DEFINED   1,2          6,715,000
SUNCOR ENERGY INC               COM      867229106    24,303       300,000 SH         SHARED-DEFINED   1,2            300,000
U S AIRWAYS GROUP INC           COM      90341W108   202,160     4,000,000 SH         SHARED-DEFINED   1,2          4,000,000
GRACE W R & CO DEL NEW          COM      38388F108   125,958    10,765,600 SH         SHARED-DEFINED   1,2         10,765,600
WILSONS THE LEATHER EXPERTS     COM      972463103    63,654    15,487,513 SH         SHARED-DEFINED   1,2         15,487,513
WSFS FINL CORP                  COM      929328102    12,290       200,000 SH         SHARED-DEFINED   1,2             200,00

SK 03038 0001 690282